Earnings (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (Loss) per Common Share (Table)

	2023	2022	2021
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$300,182	$204,234	$(151,401)
Preferred share dividends, Series D	(3,184)	(7,694)	(7,596)
Preferred share dividends, Series E	(10,976)	(10,975)	(10,822)
Preferred share dividends, Series F	(16,024)	(16,024)	(15,131)
Preferred share dividends, Series G	—	(31)	(54)
Undistributed income to Series G participants	—	(1,250)	—
Deemed dividend on partially Series G preferred shares	—	—	(2,171)
Deemed dividend on Series D preferred shares	(3,256)	—	—
Net income (loss) attributable to common stockholders	266,742	168,260	(187,175)
Preferred share dividends, Series G	—	31	—
Undistributed income to Series G participants	—	1,250	—
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	266,742	169,541	(187,175)
Denominator
Weighted average number of shares, basic	29,505,603	27,970,799	19,650,307
Effect of dilutive shares	—	217,265	—
Weighted average number of shares, diluted	29,505,603	28,188,064	19,650,307
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$9.04	$6.02	$(9.53)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$9.04	$6.01	$(9.53)